Pending Purchase of La Frontera Holdings, LLC (Details) - La Frontera Ventures, LLC [Member] - La Frontera Holdings, LLC [Member] - Texas Competitive Electric Holdings Company LLC [Member]
$ in Millions
12 Months Ended
Dec. 31, 2015 USD ($) Megawatt-hour
Number Of Natural Gas Fueled Generation Facilities Purchased	2
Electricity Generation Facility Capacity | Megawatt-hour	2,988
Pending Purchase And Sale Agreement, Aggregate Purchase Price	$ 1,313
Pending Purchase And Sale Agreement, Cash And Net Working Capital Estimate	$ 276